Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Measurement of fair values
Liabilities at beginning of period	$ 470,820	$ 474,031	$ 474,031
Gain included in finance cost
Liabilities at end of period	437,925		470,820	$ 474,031
Share warrant obligation | Level 3 of fair value hierarchy [member]
Measurement of fair values
Liabilities at beginning of period	13,035	22,029	22,029	32,109
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	(10,605)	(4,764)	(8,994)	(10,080)
Gain included in finance cost
Liabilities at end of period	2,430	17,265	13,035	$ 22,029
Put option liability | Level 3 of fair value hierarchy [member]
Measurement of fair values
Liabilities at beginning of period	27,475
Initial recognition			23,309
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	770	(294)	3,800
Gain included in finance cost
Net change in fair value			366
Liabilities at end of period	28,245	$ 13,886	27,475
Other non-current liabilities | Level 3 of fair value hierarchy [member]
Measurement of fair values
Liabilities at beginning of period	$ 577
Initial recognition			2,555
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value			(1,978)
Gain included in finance cost
Liabilities at end of period			$ 577